Revenue - Disaggregation of Revenue (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue under IFRS 15	£ 14,066
Other revenue	867
Revenue	14,933	£ 15,250	£ 15,035
UK Electricity Transmission
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue under IFRS 15	3,325
Other revenue	6
Revenue	3,331	4,126	4,410
UK Gas Transmission
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue under IFRS 15	833
Other revenue	51
Revenue	884	1,082	981
US Regulated
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue under IFRS 15	9,311
Other revenue	535
Revenue	9,846	9,272	8,931
NGV and Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue under IFRS 15	597
Other revenue	275
Revenue	872
UK
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue under IFRS 15	4,743
Other revenue	302
Revenue	5,045	£ 5,938	£ 6,064
UK | UK Electricity Transmission
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue under IFRS 15	3,325
Other revenue	6
UK | UK Gas Transmission
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue under IFRS 15	833
Other revenue	51
UK | US Regulated
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue under IFRS 15	0
Other revenue	0
UK | NGV and Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue under IFRS 15	585
Other revenue	245
US
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue under IFRS 15	9,323
Other revenue	565
US | UK Electricity Transmission
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue under IFRS 15	0
Other revenue	0
US | UK Gas Transmission
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue under IFRS 15	0
Other revenue	0
US | US Regulated
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue under IFRS 15	9,311
Other revenue	535
US | NGV and Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue under IFRS 15	12
Other revenue	30
Transmission
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue under IFRS 15	4,841
Transmission | UK Electricity Transmission
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue under IFRS 15	3,325
Transmission | UK Gas Transmission
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue under IFRS 15	833
Transmission | US Regulated
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue under IFRS 15	370
Transmission | NGV and Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue under IFRS 15	313
Distribution
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue under IFRS 15	8,941
Distribution | UK Electricity Transmission
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue under IFRS 15	0
Distribution | UK Gas Transmission
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue under IFRS 15	0
Distribution | US Regulated
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue under IFRS 15	8,941
Distribution | NGV and Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue under IFRS 15	0
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue under IFRS 15	284
Other revenue	500
Other | UK Electricity Transmission
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue under IFRS 15	0
Other revenue	6
Other | UK Gas Transmission
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue under IFRS 15	0
Other revenue	51
Other | US Regulated
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue under IFRS 15	0
Other revenue	168
Other | NGV and Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue under IFRS 15	284
Other revenue	275
Generation
Disclosure of disaggregation of revenue from contracts with customers [line items]
Other revenue	367
Generation | UK Electricity Transmission
Disclosure of disaggregation of revenue from contracts with customers [line items]
Other revenue	0
Generation | UK Gas Transmission
Disclosure of disaggregation of revenue from contracts with customers [line items]
Other revenue	0
Generation | US Regulated
Disclosure of disaggregation of revenue from contracts with customers [line items]
Other revenue	367
Generation | NGV and Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Other revenue	£ 0